Related parties (Detail 2) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Holdings Of Key Management Personnel [Line Items]
Number of UBS Group AG shares held by members of the BoD, GEB and parties closely linked to them	7,085,881	5,593,474